Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid (5) to PEO	Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid (5) to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) Attributable to Common Stockholders (in thousands)	Adjusted EBITDAre (in thousands) (1)
					Total Stockholder Return	Peer Group (4) Total Stockholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$2,029,286	$1,756,132	$568,325	$488,445	$39.32	$92.90	$(50,946)	$157,575
2023	$1,997,705	$108,998	$760,652	$127,461	$30.35	$94.80	$(74,040)	$176,748
2022	$1,654,662	$1,656,914	$528,127	$543,101	$46.88	$76.50	$(10,696)	$172,408
2021	$2,454,338	$2,446,288	$1,497,143	$1,547,429	$57.11	$90.32	$(40,004)	$87,465
2020	$495,423	$(1,288,688)	$229,486	$(483,842)	$51.62	$76.40	$(115,481)	$(4,535)

Company Selected Measure Name	Adjusted EBITDAre
Named Executive Officers, Footnote	Mr. Stockton was PEO in 2024, 2023, 2022, 2021 and 2020. 2024: Messrs. Rose, Eubanks and Coe; 2023: Messrs. Rose, Eubanks and Nunneley; 2022: Messrs. Rose, Eubanks and Nunneley; 2021: Messrs. Robert G. Haiman, Eubanks, Nunneley and Welter; and 2020: Messrs. Haiman, Eubanks, Welter and J. Robison Hays, III.
Peer Group Issuers, Footnote	FTSE NAREIT Lodging & Resorts Index.
PEO Total Compensation Amount	$ 2,029,286	$ 1,997,705	$ 1,654,662	$ 2,454,338	$ 495,423
PEO Actually Paid Compensation Amount	$ 1,756,132	108,998	1,656,914	2,446,288	(1,288,688)
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted for 2024 as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

	PEO	Non-PEO NEOs
	2024	2024
Summary Compensation Table Total	$2,029,286	$568,325
SCT Reversal	$—	$—
New awards outstanding	$—	$—
Change in value of prior-year awards	$(232,709)	$(68,631)
New awards vested during the year	$—	$—
Vested prior-year awards	$83,968	$8,766
Forfeitures	$(124,413)	$(20,016)
Dividends	$—	$—
Compensation Actually Paid	$1,756,132	$488,445

Non-PEO NEO Average Total Compensation Amount	$ 568,325	760,652	528,127	1,497,143	229,486
Non-PEO NEO Average Compensation Actually Paid Amount	$ 488,445	127,461	543,101	1,547,429	(483,842)
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted for 2024 as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

	PEO	Non-PEO NEOs
	2024	2024
Summary Compensation Table Total	$2,029,286	$568,325
SCT Reversal	$—	$—
New awards outstanding	$—	$—
Change in value of prior-year awards	$(232,709)	$(68,631)
New awards vested during the year	$—	$—
Vested prior-year awards	$83,968	$8,766
Forfeitures	$(124,413)	$(20,016)
Dividends	$—	$—
Compensation Actually Paid	$1,756,132	$488,445

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Adjusted EBITDAre 2.Revenue 3.Hotel EBITDA Flow-Through (Hotel EBITDA divided by the change in total revenues)
Total Shareholder Return Amount	$ 39.32	30.35	46.88	57.11	51.62
Peer Group Total Shareholder Return Amount	92.90	94.80	76.50	90.32	76.40
Net Income (Loss) Available to Common Stockholders, Basic	$ (50,946,000)	$ (74,040,000)	$ (10,696,000)	$ (40,004,000)	$ (115,481,000)
Company Selected Measure Amount	157,575,000	176,748,000	172,408,000	87,465,000	(4,535,000)
PEO Name	Mr. Stockton
Additional 402(v) Disclosure
Total Shareholder Return is calculated assuming a $100 investment in the Company at the beginning of the period, calculated through the end of the applicable year shown based on the Company's share price and assuming the reinvestment of any dividends during the applicable measurement period.
Tabular List of Financial Performance Measures
The following financial performance measures in our assessment represent the three most important performance measures used by us to link company performance to the compensation actually paid to the applicable named executive officer for 2024.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAre
Non-GAAP Measure Description	For a reconciliation of Adjusted EBITDAre to a measure under GAAP in the United States, see Annex A.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Hotel EBITDA Flow-Through
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(232,709)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,968
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,413)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year-End Fair Value Of Equity Awards Granted And Vested In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,631)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,766
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,016)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year-End Fair Value Of Equity Awards Granted And Vested In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0